Going Concern	12 Months Ended
Dec. 31, 2021
Going Concern [Abstract]
GOING CONCERN

Note 3 - GOING CONCERN

For the fiscal years ended December 31, 2021, the Company had net income of $3,551,695, and recorded net cash used in operating activities of $1,854,458. As of December 31, 2021, the Company has working capital of $24,499,970. Therefore, the management assesses that current working capital will be sufficient to meet its obligations for the next 12 months from the issuance date of this report. The financial statements are prepared on going concern basis.